GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF GOODWILL

The Company’s goodwill relates to the acquisition of Paradise Health and Nutrition, The Vitamin Store, Mother Earth’s Storehouse and Green’s Natural Foods. The following table summarizes the changes in goodwill for the years ended December 31, 2022 and 2021:

	Healthy Choice Markets 2, LLC	The Vitamin Store, LLC	Healthy Choice Markets 3, LLC	Healthy Choice Markets IV, LLC	Total
January 1, 2021	$477,000	$439,000	$-	$-	$916,000
Addition	-	-	-	-	-
Impairment	-	-	-	-	-
December 31, 2021	477,000	439,000	-	-	916,000
Addition	-	-	1,741,000	3,090,000	4,831,000
Impairment	-	-	-	-	-
December 31, 2022	$477,000	$439,000	$1,741,000	$3,090,000	$5,747,000